Sky Growth Merger (Supplemental Pro Forma Information) (Details) (Sky Growth Merger [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sky Growth Merger [Member]
Business Acquisition [Line Items]
Total revenues	$ 1,050,007	$ 926,138
Loss from continuing operations	$ (84,305)	$ (245,466)